Nature of the Business - Additional Information (Details) £ / shares in Units, $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 06, 2021 USD ($) Stockholder $ / shares shares	Apr. 06, 2021 GBP (£) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 £ / shares
Disclosure Of Nature Of Business [Line Items]
Price per share | £ / shares						£ 92,451.851
Net proceeds from sale			$ 1
Reverse share split, nominal value of deferred share | £		£ 92,451.851
Accumulated Deficit			190,287	$ 119,111
Cash and cash equivalents			$ 173,338	$ 266,319	$ 177,849
Ordinary Shares
Disclosure Of Nature Of Business [Line Items]
Issuance of ordinary shares (Note 7), shares | shares				9,750,000	1,993,503
Reverse stock split			one-for-0.2526
Convertible Preferred Shares
Disclosure Of Nature Of Business [Line Items]
Reverse stock split			one-for-0.1792
Class A Non Voting Ordinary Share
Disclosure Of Nature Of Business [Line Items]
Number of shareholders elected to receive shares | Stockholder	2
IPO | American Depository Shares
Disclosure Of Nature Of Business [Line Items]
Issuance of ordinary shares (Note 7), shares | shares	9,750,000	9,750,000
Price per share | $ / shares	$ 18.00
Net proceeds from sale	$ 160,600